Client Name:
Client Project Name:	BRAVO 2025-NQM5
Start - End Dates:	6/3/2024 - 10/25/2024
Deal Loan Count:	3

Conditions Report 2.0

Loans in Report:	3
Loans with Conditions:	2
Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	Condition Sub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
271304	XXXXXX	UT	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 736 exceeds minimum required 680.

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  DTI of 48.96% is below the maximum allowable 50%.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Borrower has > 5 months PITI above guideline minimum of 6 months

349869	XXXXXX	TX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	Credit	Assets	Satisfied	C	A	C	A	CRDAST206	Asset Amounts Are Unsupported by Documentation in File	No	Missing receipt of the following gift funds as required per guidelines: $XXX from XXX #XXX and $XXX from XXX #XXX.	10-29-24: Client uploaded CPA letter confirming spousal gifts are from accounts with joint access, and gifts are given from these accounts.10-29-24: Clayton reviewed gift letters, access letters, and bank statements of XXX XXX and XXX XXX, sufficient funds for gifts within these joint accounts.	10-29-24: Exception satisfied.	(No Data)	Not Applicable	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score 686 is below the minimum of 680

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  $XXX cash reserves, 6.78 months reserves, 6 months required

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  DTI of 29.10 is below the maximum allowed of 43%

428248	XXXXXX	CA	(No Data)	ATR/QM: Exempt	D	A	D	A	A	A	C	A	D	A	D	A	A	A	C	A	Compliance	Documentation	Satisfied	C	A	C	A	CMPDOC5556	Note P&I doesn't equal Calc P&I; possible payment schedule inaccuracy that could impact rescission	No	P&I on Note $XXX. Clayton calculation is $XXX.	7.18.24 Response to client: ULAW & Approval were received. Please provided the note with the correct terms of the loan. Exception remains7.19.24 Response to client: Note was received have is not executed. Exception remains.	Exception remains.	Not Applicable	Not Applicable	CFCFS1731: Verified cash reserves exceed guidelines - Clayton Comments: Total assets verified $XXX. CTCV $XXX leaves reserves of $XXX or 62.99 mos.
428248	XXXXXX	CA	(No Data)	ATR/QM: Exempt	D	A	D	A	A	A	C	A	D	A	D	A	A	A	C	A	Credit	Legal Documents	Satisfied	D	A	D	A	CRDLGL2277	Note Not Executed	No	**NEW**Missing executed Note. Corrected Note provided was not executed.	08/15/2024 lender provided Signed Corrected Note	08/15/2024 exception satisfied	(No Data)	Not Applicable	CFCFS1731: Verified cash reserves exceed guidelines - Clayton Comments: Total assets verified $XXX. CTCV $XXX leaves reserves of $XXX or 62.99 mos.